Loss Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loss Per Share
34	LOSS PER SHARE
The basic loss per common share has been calculated by dividing the loss of the year attributable to the Group’s common shareholders by the weighted average of the number of common shares outstanding during that year. No diluted loss per common share has been calculated because there is no potential diluent common or investment shares (ie, financial instruments or agreements that entitle to obtain common or investment shares); therefore, it is the same as the loss per basic share. The basic loss per common share is as follows:

		2017	2018	2019
Loss attributable to owners of the Company during the year		148,738	(83,188)	(884,721)

Weighted average number of shares in issue at S/1.00 each, at December 31,		660,053,790	665,835,490	822,213,119

Basic loss per share (in S/)	(*)	0.225	(0.125)	(1.076)

Loss from continuing operations attributable to owners of the Company during the year		(66,577)	(65,888)	(840,762)

Weighted average number of shares in issue at S/1.00 each, at December 31,		660,053,790	665,835,490	822,213,119

Basic loss per share (S/)	(*)	(0.101)	(0.099)	(1.023)

(*)	The Group does not have common shares with dilutive effects at December 31, 2018 and 2019.